Equity Securities Issued (Details) - Schedule of Share capital - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Share Capital [Abstract]
Fully paid, Shares	227,798,346	227,798,346
Fully paid, Value	$ 88,436,263	$ 88,436,263